LEASES (Details 2)	Mar. 31, 2019 CAD ($)
Disclosure Of Leases [Line Items]
undiscounted lease liabilities	$ 10,298,432
Less than one year
Disclosure Of Leases [Line Items]
undiscounted lease liabilities	648,131
One to Five Years
Disclosure Of Leases [Line Items]
undiscounted lease liabilities	2,142,053
More than Five Years
Disclosure Of Leases [Line Items]
undiscounted lease liabilities	$ 7,508,248